Mortgage Core Fund
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.6%
	Federal Home Loan Mortgage Corporation—28.8%
$ 5,992,092	2.000%, 5/1/2035	$ 5,303,863
3,172,317	2.000%, 7/1/2035	2,813,905
18,699,750	2.000%, 11/1/2035	16,540,280
37,156,637	2.000%, 4/1/2036	33,051,527
16,280,929	2.000%, 11/1/2036	14,390,612
11,067,941	2.000%, 9/1/2050	9,021,725
17,726,614	2.000%, 9/1/2050	14,488,133
30,114,680	2.000%, 11/1/2050	24,547,144
5,734,676	2.000%, 2/1/2051	4,670,877
21,212,392	2.000%, 3/1/2051	17,264,176
3,344,467	2.000%, 3/1/2051	2,721,969
7,154,577	2.000%, 4/1/2051	5,807,261
30,831,781	2.000%, 4/1/2051	25,093,130
16,467,437	2.000%, 5/1/2051	13,366,367
3,877,314	2.000%, 6/1/2051	3,153,215
35,768,294	2.000%, 1/1/2052	29,144,353
35,394,585	2.000%, 1/1/2052	28,806,669
1,615,689	2.500%, 10/1/2049	1,370,740
6,767,520	2.500%, 5/1/2050	5,754,210
42,999,074	2.500%, 9/1/2051	36,167,725
74,618,606	2.500%, 9/1/2051	62,717,162
31,282,225	2.500%, 10/1/2051	26,312,355
2,823,262	2.500%, 1/1/2052	2,388,621
13,431,522	2.500%, 2/1/2052	11,317,567
26,268,904	2.500%, 2/1/2052	22,093,459
12,191,361	2.500%, 2/1/2052	10,280,212
30,418,637	2.500%, 4/1/2052	25,697,661
1,548,606	3.000%, 4/1/2031	1,469,386
1,415,299	3.000%, 1/1/2032	1,335,113
2,043,601	3.000%, 3/1/2032	1,931,395
2,496,209	3.000%, 3/1/2032	2,359,152
2,377,475	3.000%, 6/1/2032	2,242,479
3,013,486	3.000%, 6/1/2032	2,842,377
5,720,731	3.000%, 11/1/2032	5,363,723
894,229	3.000%, 12/1/2032	838,424
3,675,554	3.000%, 1/1/2033	3,446,177
14,334,529	3.000%, 2/1/2033	13,493,722
1,904,228	3.000%, 7/1/2033	1,796,104
13,899,176	3.000%, 1/1/2043	12,426,058
484,319	3.000%, 6/1/2045	430,718
4,531,101	3.000%, 10/1/2045	4,025,381
662,029	3.000%, 5/1/2046	587,933
11,901,204	3.000%, 6/1/2046	10,554,303
5,036,580	3.000%, 6/1/2046	4,490,182
5,700,193	3.000%, 7/1/2046	5,090,708

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,888,447	3.000%, 9/1/2046	$ 1,672,954
4,607,587	3.000%, 10/1/2046	4,083,826
4,667,073	3.000%, 10/1/2046	4,140,343
6,678,935	3.000%, 10/1/2046	5,916,795
3,629,357	3.000%, 11/1/2046	3,211,805
2,627,396	3.000%, 11/1/2046	2,325,118
5,519,018	3.000%, 12/1/2046	4,897,861
6,833,986	3.000%, 1/1/2047	6,041,339
7,732,846	3.000%, 5/1/2047	6,860,109
9,734,890	3.000%, 4/1/2052	8,518,317
159,287	3.500%, 6/1/2026	151,965
182,915	3.500%, 6/1/2026	174,622
63,596	3.500%, 7/1/2026	60,673
4,115,885	3.500%, 7/1/2042	3,864,523
3,697,082	3.500%, 9/1/2043	3,410,013
1,606,834	3.500%, 5/1/2046	1,476,544
17,764,326	3.500%, 7/1/2046	16,312,806
11,325,466	3.500%, 11/1/2047	10,378,830
5,884,294	3.500%, 11/1/2047	5,381,423
2,199,797	3.500%, 12/1/2047	2,011,116
11,801,643	3.500%, 12/1/2047	10,852,085
6,211,459	3.500%, 2/1/2048	5,698,099
8,907,279	3.500%, 2/1/2048	8,187,817
13,607,101	3.500%, 12/1/2049	12,291,479
15,472,079	3.500%, 7/1/2051	13,979,404
66,291,353	3.500%, 4/1/2052	59,740,495
46,694	4.000%, 5/1/2024	45,500
386,040	4.000%, 8/1/2025	376,170
55,846	4.000%, 5/1/2026	54,400
722,974	4.000%, 5/1/2026	704,263
701,537	4.000%, 12/1/2040	677,084
555,130	4.000%, 1/1/2042	535,433
3,106,755	4.000%, 11/1/2047	2,924,001
3,077,374	4.000%, 5/1/2048	2,891,540
9,211,888	4.000%, 4/1/2052	8,554,276
19,455,772	4.000%, 4/1/2052	18,074,173
18,497,625	4.000%, 5/1/2052	17,172,505
9,841,135	4.000%, 7/1/2052	9,132,299
33,505	4.500%, 7/1/2024	33,394
36,736	4.500%, 8/1/2024	36,615
82,573	4.500%, 9/1/2024	82,301
39,162	4.500%, 9/1/2024	39,032
69,496	4.500%, 6/1/2025	69,258
442,950	4.500%, 11/1/2039	436,449
1,333,106	4.500%, 5/1/2040	1,313,774
129,646	4.500%, 6/1/2040	127,767
189,013	4.500%, 7/1/2040	186,276
399,970	4.500%, 8/1/2040	394,139
731,177	4.500%, 8/1/2040	720,573
2,259,792	4.500%, 9/1/2040	2,227,076

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 435,490	4.500%, 7/1/2041	$ 426,645
390,306	4.500%, 7/1/2041	382,379
280,780	4.500%, 7/1/2041	275,077
5,287,887	4.500%, 2/1/2048	5,119,434
3,218,579	4.500%, 5/1/2048	3,114,991
1,812,973	4.500%, 10/1/2048	1,752,357
9,532,887	4.500%, 7/1/2052	9,101,552
39,440,842	4.500%, 8/1/2052	37,567,520
6,985	5.000%, 6/1/2023	6,983
18,831	5.000%, 7/1/2023	18,824
6,719	5.000%, 7/1/2023	6,716
5,760	5.000%, 7/1/2025	5,756
839,670	5.000%, 1/1/2034	842,377
279,541	5.000%, 5/1/2034	280,507
988	5.000%, 11/1/2035	992
320,934	5.000%, 4/1/2036	322,269
384	5.000%, 4/1/2036	386
5,535	5.000%, 4/1/2036	5,562
62,939	5.000%, 4/1/2036	63,214
73,537	5.000%, 5/1/2036	73,947
55,285	5.000%, 6/1/2036	55,509
130,823	5.000%, 6/1/2036	131,431
313,005	5.000%, 12/1/2037	314,681
51,763	5.000%, 5/1/2038	52,048
27,944	5.000%, 6/1/2038	28,050
55,132	5.000%, 9/1/2038	55,357
51,210	5.000%, 2/1/2039	51,426
48,968	5.000%, 6/1/2039	49,195
1,497,824	5.000%, 10/1/2039	1,505,546
131,388	5.000%, 2/1/2040	131,951
226,409	5.000%, 8/1/2040	227,549
29,824,544	5.000%, 9/1/2052	29,091,358
30,623,421	5.000%, 9/1/2052	29,939,499
37,721,492	5.000%, 10/1/2052	36,774,724
700,265	5.500%, 5/1/2034	714,592
22,092	5.500%, 3/1/2036	22,677
55,985	5.500%, 3/1/2036	57,356
11,407	5.500%, 3/1/2036	11,711
82,226	5.500%, 3/1/2036	84,155
208,021	5.500%, 6/1/2036	213,507
83,606	5.500%, 6/1/2036	85,827
32,911	5.500%, 6/1/2036	33,705
79,419	5.500%, 9/1/2037	81,631
146,404	5.500%, 9/1/2037	150,279
96,709	5.500%, 12/1/2037	99,385
12,092	5.500%, 3/1/2038	12,412
18,030,579	5.500%, 9/1/2052	17,997,662
8,001	6.000%, 7/1/2029	8,170
18,816	6.000%, 2/1/2032	19,374
11,380	6.000%, 5/1/2036	11,829

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 34,820	6.000%, 8/1/2037	$ 36,340
198,434	6.000%, 9/1/2037	206,613
4,209	6.500%, 6/1/2029	4,369
1,653	6.500%, 7/1/2029	1,712
132,697	6.500%, 11/1/2036	141,302
346,467	6.500%, 10/1/2037	370,136
1,497	6.500%, 4/1/2038	1,600
1,368	6.500%, 4/1/2038	1,460
6,933	7.000%, 4/1/2032	7,309
108,926	7.000%, 4/1/2032	116,383
23,586	7.000%, 9/1/2037	25,770
12,183	7.500%, 10/1/2029	12,844
6,811	7.500%, 11/1/2029	7,196
8,211	7.500%, 4/1/2031	8,451
10,843	7.500%, 5/1/2031	11,588
1,488	8.000%, 3/1/2030	1,581
24,836	8.000%, 1/1/2031	26,369
26,522	8.000%, 2/1/2031	28,444
13,657	8.000%, 3/1/2031	14,613
610	8.500%, 9/1/2025	634
145	8.500%, 9/1/2025	150
	TOTAL	975,861,860
	Federal National Mortgage Association—48.0%
7,408,329	2.000%, 12/1/2034	6,562,067
10,754,816	2.000%, 7/1/2035	9,519,559
6,381,899	2.000%, 4/1/2036	5,654,882
32,660,930	2.000%, 5/1/2036	28,848,380
38,013,984	2.000%, 7/1/2036	33,683,480
8,454,765	2.000%, 8/1/2050	6,891,666
11,400,258	2.000%, 10/1/2050	9,292,603
27,576,164	2.000%, 11/1/2050	22,477,943
33,705,186	2.000%, 12/1/2050	27,452,780
7,557,379	2.000%, 1/1/2051	6,155,464
51,313,332	2.000%, 2/1/2051	41,762,495
33,874,240	2.000%, 2/1/2051	27,590,474
8,659,133	2.000%, 3/1/2051	7,047,427
9,008,732	2.000%, 3/1/2051	7,315,065
30,155,461	2.000%, 3/1/2051	24,542,691
13,791,738	2.000%, 3/1/2051	11,224,712
15,554,422	2.000%, 3/1/2051	12,659,312
6,472,108	2.000%, 3/1/2051	5,257,356
12,814,071	2.000%, 3/1/2051	10,441,029
31,733,637	2.000%, 3/1/2051	25,827,125
28,288,754	2.000%, 4/1/2051	23,023,431
9,517,420	2.000%, 4/1/2051	7,725,144
16,263,593	2.000%, 4/1/2051	13,226,321
8,829,240	2.000%, 5/1/2051	7,180,355
51,048,054	2.000%, 5/1/2051	41,514,687
19,398,872	2.000%, 6/1/2051	15,818,514
17,892,105	2.000%, 7/1/2051	14,561,887

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 16,048,047	2.000%, 10/1/2051	$ 13,020,939
17,465,812	2.000%, 11/1/2051	14,160,358
9,005,857	2.000%, 1/1/2052	7,323,988
51,289,091	2.000%, 1/1/2052	41,582,487
51,119,428	2.000%, 2/1/2052	41,428,958
5,836,091	2.500%, 9/1/2035	5,302,150
49,058,408	2.500%, 7/1/2036	44,662,064
9,484,496	2.500%, 11/1/2036	8,616,764
10,546,543	2.500%, 11/1/2049	8,937,732
2,254,732	2.500%, 12/1/2049	1,910,787
7,143,987	2.500%, 9/1/2050	6,043,053
17,759,827	2.500%, 2/1/2051	14,978,524
17,829,360	2.500%, 4/1/2051	14,992,595
16,067,184	2.500%, 5/1/2051	13,510,792
31,811,622	2.500%, 5/1/2051	26,780,013
16,614,980	2.500%, 6/1/2051	14,038,929
7,764,724	2.500%, 7/1/2051	6,533,553
5,123,463	2.500%, 8/1/2051	4,314,292
14,463,883	2.500%, 9/1/2051	12,165,977
17,694,064	2.500%, 10/1/2051	14,871,914
29,496,522	2.500%, 10/1/2051	24,801,133
25,272,208	2.500%, 1/1/2052	21,326,266
21,762,104	2.500%, 1/1/2052	18,309,816
46,452,666	2.500%, 1/1/2052	39,083,527
9,549,911	2.500%, 2/1/2052	8,031,952
7,172,944	2.500%, 3/1/2052	6,044,012
1,183,442	3.000%, 2/1/2032	1,114,617
2,445,156	3.000%, 8/1/2043	2,183,711
1,693,295	3.000%, 9/1/2043	1,512,242
6,618,619	3.000%, 8/1/2046	5,871,635
3,200,068	3.000%, 9/1/2046	2,839,905
2,737,719	3.000%, 10/1/2046	2,425,315
1,452,390	3.000%, 10/1/2046	1,285,295
2,910,202	3.000%, 11/1/2046	2,575,388
2,678,307	3.000%, 11/1/2046	2,370,172
3,645,391	3.000%, 11/1/2046	3,225,995
884,091	3.000%, 1/1/2047	781,549
24,622,141	3.000%, 1/1/2047	21,766,317
781,338	3.000%, 2/1/2047	693,400
4,510,861	3.000%, 3/1/2047	3,991,893
8,951,971	3.000%, 3/1/2047	7,941,643
1,132,164	3.000%, 4/1/2047	1,000,848
5,936,015	3.000%, 12/1/2047	5,266,070
9,309,096	3.000%, 12/1/2047	8,255,553
3,595,108	3.000%, 2/1/2048	3,170,262
1,076,867	3.000%, 2/1/2048	949,610
2,809,237	3.000%, 11/1/2049	2,472,212
1,235,416	3.000%, 11/1/2049	1,083,342
23,654,718	3.000%, 8/1/2050	20,669,010
18,413,538	3.000%, 9/1/2050	16,089,374

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 31,767,361	3.000%, 5/1/2051	$ 27,747,745
55,359,834	3.000%, 5/1/2051	48,320,394
2,559,792	3.000%, 5/1/2051	2,250,293
19,702,139	3.000%, 10/1/2051	17,179,924
45,980,892	3.000%, 12/1/2051	40,080,173
20,607,741	3.000%, 4/1/2052	18,019,503
83,894	3.500%, 11/1/2025	80,090
125,361	3.500%, 11/1/2025	119,677
133,046	3.500%, 12/1/2025	127,014
147,931	3.500%, 1/1/2026	141,224
40,442	3.500%, 1/1/2026	38,608
14,974,470	3.500%, 4/1/2033	14,276,829
7,084,847	3.500%, 9/1/2042	6,648,309
11,422,144	3.500%, 7/1/2045	10,517,398
4,510,424	3.500%, 8/1/2046	4,128,065
4,443,091	3.500%, 8/1/2046	4,080,047
7,417,124	3.500%, 9/1/2046	6,859,747
4,748,798	3.500%, 2/1/2047	4,357,807
7,364,347	3.500%, 11/1/2047	6,734,991
7,605,739	3.500%, 12/1/2047	6,981,899
3,687,330	3.500%, 4/1/2048	3,369,907
13,252,298	3.500%, 5/1/2051	12,091,805
23,436,712	3.500%, 9/1/2051	21,228,744
28,340,381	3.500%, 2/1/2052	25,570,806
24,016,524	3.500%, 3/1/2052	21,652,611
24,315,856	3.500%, 5/1/2052	21,966,173
38,957,838	3.500%, 5/1/2052	35,120,230
14,642,373	3.500%, 6/1/2052	13,186,274
104,278	4.000%, 12/1/2025	101,579
130,647	4.000%, 7/1/2026	127,266
1,095,120	4.000%, 2/1/2041	1,056,720
829,355	4.000%, 3/1/2046	783,419
1,044,118	4.000%, 7/1/2046	984,803
2,305,582	4.000%, 11/1/2046	2,172,550
3,310,321	4.000%, 10/1/2047	3,116,006
5,140,264	4.000%, 10/1/2047	4,837,889
2,822,011	4.000%, 11/1/2047	2,656,360
3,055,481	4.000%, 1/1/2048	2,885,053
3,508,971	4.000%, 2/1/2048	3,299,267
3,770,639	4.000%, 2/1/2048	3,544,119
7,760,558	4.000%, 2/1/2048	7,304,045
1,214,488	4.000%, 2/1/2048	1,141,907
3,264,243	4.000%, 2/1/2048	3,067,634
1,994,174	4.000%, 3/1/2048	1,874,374
1,246,336	4.000%, 3/1/2048	1,171,560
2,895,199	4.000%, 5/1/2048	2,719,461
1,108,443	4.000%, 6/1/2048	1,041,161
2,779,907	4.000%, 6/1/2048	2,611,167
1,508,936	4.000%, 7/1/2048	1,412,251
14,514,276	4.000%, 4/1/2052	13,501,727

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 31,504,693	4.000%, 5/1/2052	$ 29,257,627
13,092,235	4.000%, 5/1/2052	12,154,343
24,510,729	4.000%, 5/1/2052	22,754,847
37,600,682	4.000%, 7/1/2052	34,904,134
94,328	4.500%, 2/1/2039	92,911
496,785	4.500%, 5/1/2040	489,584
1,254,385	4.500%, 10/1/2040	1,236,238
150,802	4.500%, 11/1/2040	148,622
1,666,869	4.500%, 4/1/2041	1,642,765
823,648	4.500%, 6/1/2041	806,920
38,760,229	4.500%, 5/1/2052	36,919,235
24,735,178	4.500%, 6/1/2052	23,583,521
6,953,942	4.500%, 6/1/2052	6,623,651
31,386	5.000%, 5/1/2023	31,377
7,137	5.000%, 8/1/2023	7,135
90,264	5.000%, 11/1/2023	90,192
1,071,566	5.000%, 2/1/2036	1,075,778
596,933	5.000%, 7/1/2040	599,717
576,115	5.000%, 10/1/2041	580,946
8,770,390	5.000%, 8/1/2052	8,553,414
25,717	5.500%, 1/1/2032	26,182
16,821	5.500%, 1/1/2032	17,132
254,816	5.500%, 9/1/2034	260,576
708,162	5.500%, 12/1/2034	724,181
22,659	5.500%, 4/1/2035	23,154
318,805	5.500%, 11/1/2035	326,431
138,067	5.500%, 1/1/2036	141,386
52,430	5.500%, 3/1/2036	53,706
246,399	5.500%, 4/1/2036	252,224
366,028	5.500%, 4/1/2036	374,874
193,930	5.500%, 5/1/2036	199,108
77,078	5.500%, 9/1/2036	78,967
254,579	5.500%, 8/1/2037	260,907
125,867	5.500%, 7/1/2038	129,356
352,558	5.500%, 4/1/2041	362,662
6,245	6.000%, 1/1/2029	6,375
8,188	6.000%, 2/1/2029	8,357
2,649	6.000%, 2/1/2029	2,698
3,652	6.000%, 4/1/2029	3,739
9,369	6.000%, 5/1/2029	9,591
4,896	6.000%, 5/1/2029	5,000
403,407	6.000%, 7/1/2034	418,311
218,388	6.000%, 11/1/2034	226,235
100,077	6.000%, 7/1/2036	104,368
26,706	6.000%, 7/1/2036	27,797
96,264	6.000%, 10/1/2037	100,455
74,100	6.000%, 6/1/2038	77,476
534,313	6.000%, 7/1/2038	558,137
46,670	6.000%, 9/1/2038	48,757
30,887	6.000%, 10/1/2038	32,326

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 292,535	6.000%, 2/1/2039	$ 306,281
13,540	6.500%, 9/1/2028	13,826
2,298	6.500%, 8/1/2029	2,380
4,334	6.500%, 6/1/2031	4,533
11,867	6.500%, 6/1/2031	12,373
1,772	6.500%, 6/1/2031	1,848
2,084	6.500%, 6/1/2031	2,140
2,460	6.500%, 1/1/2032	2,571
36,810	6.500%, 3/1/2032	38,604
115,859	6.500%, 4/1/2032	121,603
20,760	6.500%, 5/1/2032	21,839
143,787	6.500%, 7/1/2036	152,964
3,201	6.500%, 8/1/2036	3,390
12,983	6.500%, 9/1/2036	13,865
23,814	6.500%, 12/1/2036	25,343
58,859	6.500%, 9/1/2037	62,997
195	6.500%, 12/1/2037	208
31,718	6.500%, 10/1/2038	33,916
67	7.000%, 7/1/2023	67
834	7.000%, 2/1/2024	838
225	7.000%, 5/1/2024	229
907	7.000%, 7/1/2024	922
646	7.000%, 7/1/2025	662
8,059	7.000%, 9/1/2031	8,517
5,109	7.000%, 9/1/2031	5,444
78,353	7.000%, 11/1/2031	83,597
5,513	7.000%, 12/1/2031	5,878
26,522	7.000%, 1/1/2032	27,111
24,086	7.000%, 2/1/2032	25,653
24,921	7.000%, 3/1/2032	26,589
47,376	7.000%, 3/1/2032	49,610
4,830	7.000%, 4/1/2032	5,160
14,996	7.000%, 4/1/2032	15,881
103,511	7.000%, 4/1/2032	110,688
154,124	7.000%, 6/1/2037	168,321
760	7.500%, 1/1/2030	805
5,939	7.500%, 9/1/2030	6,297
5,779	7.500%, 5/1/2031	6,153
2,373	7.500%, 6/1/2031	2,530
24,059	7.500%, 8/1/2031	25,692
33,649	7.500%, 1/1/2032	35,398
2,780	7.500%, 6/1/2033	2,918
1,179	8.000%, 10/1/2026	1,198
1,382	8.000%, 11/1/2029	1,470
157	9.000%, 6/1/2025	163
	TOTAL	1,627,703,284
	Government National Mortgage Association—2.4%
6,306,332	3.000%, 1/20/2047	5,660,669
46,870,099	3.000%, 9/20/2050	41,529,448
734,304	3.500%, 8/15/2043	678,450

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 468,068	3.500%, 8/15/2043	$ 432,465
8,612,625	3.500%, 3/20/2047	7,917,830
10,773,251	3.500%, 11/20/2047	9,882,945
654,241	4.000%, 9/15/2040	630,344
1,830,531	4.000%, 10/15/2040	1,764,270
848,514	4.000%, 1/15/2041	817,559
1,116,806	4.000%, 10/15/2041	1,075,914
3,021,910	4.000%, 6/15/2048	2,839,197
190,043	4.500%, 1/15/2039	186,724
126,737	4.500%, 6/15/2039	124,557
505,678	4.500%, 10/15/2039	496,998
196,301	4.500%, 1/15/2040	192,927
109,888	4.500%, 6/15/2040	108,012
66,645	4.500%, 9/15/2040	65,522
105,935	4.500%, 2/15/2041	104,133
574,119	4.500%, 3/15/2041	564,311
48,947	4.500%, 5/15/2041	48,123
1,883,005	4.500%, 6/20/2041	1,851,506
352,433	4.500%, 9/15/2041	340,564
362,369	4.500%, 10/15/2043	350,166
334,022	5.000%, 1/15/2039	334,140
263,161	5.000%, 5/15/2039	263,355
349,664	5.000%, 8/20/2039	350,497
119,418	5.500%, 12/15/2038	121,889
85,782	5.500%, 12/20/2038	87,867
163,232	5.500%, 1/15/2039	166,936
167,056	5.500%, 2/15/2039	170,793
5,792	6.000%, 10/15/2028	5,919
4,468	6.000%, 3/15/2029	4,579
54,916	6.000%, 2/15/2036	57,175
94,473	6.000%, 4/15/2036	98,377
78,897	6.000%, 6/15/2037	82,220
9,493	6.500%, 10/15/2028	9,794
3,892	6.500%, 10/15/2028	3,963
4,361	6.500%, 11/15/2028	4,490
4,739	6.500%, 12/15/2028	4,870
2,292	6.500%, 2/15/2029	2,366
9,432	6.500%, 3/15/2029	9,702
21,853	6.500%, 9/15/2031	22,703
50,522	6.500%, 2/15/2032	52,607
8,294	7.000%, 11/15/2027	8,552
5,347	7.000%, 6/15/2028	5,528
9,461	7.000%, 11/15/2028	9,782
6,374	7.000%, 1/15/2029	6,600
6,254	7.000%, 5/15/2029	6,503
503	7.000%, 10/15/2029	515
18,141	7.000%, 5/15/2030	18,861
12,655	7.000%, 11/15/2030	13,204
8,103	7.000%, 12/15/2030	8,406
9,445	7.000%, 8/15/2031	9,855

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 35,654		7.000%, 10/15/2031	$ 37,336
9,671		7.000%, 12/15/2031	10,156
8,411		7.500%, 8/15/2029	8,802
34,686		7.500%, 10/15/2029	36,378
1,628		7.500%, 10/15/2030	1,707
6,080		7.500%, 1/15/2031	6,431
696		8.000%, 8/15/2029	737
2,137		8.000%, 10/15/2029	2,262
7,673		8.000%, 11/15/2029	8,125
7,110		8.000%, 1/15/2030	7,495
2,812		8.000%, 10/15/2030	2,974
64,461		8.000%, 11/15/2030	68,535
3,165		8.500%, 5/15/2029	3,370
		TOTAL	79,798,990
	[1]	Uniform Mortgage-Backed Securities, TBA—8.4%
63,000,000		2.000%, 10/1/2052	50,976,847
95,000,000		2.500%, 10/1/2052	79,718,357
59,000,000		3.000%, 10/1/2052	51,293,125
38,000,000		3.500%, 10/1/2052	34,170,303
34,000,000		4.000%, 10/1/2052	31,513,743
18,000,000		4.500%, 10/1/2052	17,125,308
12,000,000		5.000%, 10/1/2052	11,675,622
9,000,000		5.500%, 10/1/2052	8,942,719
		TOTAL	285,416,024
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,263,807,405)	2,968,780,158
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.2%
		Non-Agency Mortgage-Backed Securities—4.2%
480,545		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	312,011
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	23,349
36,602,364		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	29,093,162
37,930,463		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	31,351,898
37,918,934		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	30,139,629
43,270,800		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	34,393,528
141,513		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.748%, 8/25/2035	127,382
1,804,607		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,541,234
3,167,420		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,698,827
15,145,131		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	12,009,617
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $168,669,386)	141,690,637
		ASSET-BACKED SECURITIES—2.9%
		Auto Receivables—0.1%
5,188,190		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	5,156,643
		Single Family Rental Securities—1.6%
14,923,177		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,007,911
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	13,752,152
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	12,620,895
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	13,857,376
		TOTAL	54,238,334
		Student Loans—1.2%
4,461,239		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	4,069,672

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 9,172,805		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	$ 8,386,865
7,690,383		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	6,913,542
9,666,543	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 3.617% (1-month USLIBOR +0.800%), 2/15/2036	9,511,025
11,652,615	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 3.917% (1-month USLIBOR +1.100%), 7/15/2053	11,707,479
		TOTAL	40,588,583
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $107,621,134)	99,983,560
		INVESTMENT COMPANY—14.0%
472,831,641		Federated Hermes Government Obligations Fund, Premier Shares, 2.86%[3] (IDENTIFIED COST $472,831,641)	472,831,641
		TOTAL INVESTMENT IN SECURITIES—108.7% (IDENTIFIED COST $4,012,929,566)	3,683,285,996
		OTHER ASSETS AND LIABILITIES - NET—(8.7)%[4]	(294,557,898)
		TOTAL NET ASSETS—100%	$3,388,728,098
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2021	$1,233,856,835
Purchases at Cost	$2,370,747,088
Proceeds from Sales	$(3,131,772,282)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2022	$472,831,641
Shares Held as of 9/30/2022	472,831,641
Dividend Income	$1,559,785

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,968,780,158	$—	$2,968,780,158
Collateralized Mortgage Obligations	—	141,690,637	—	141,690,637
Asset-Backed Securities	—	99,983,560	—	99,983,560
Investment Company	472,831,641	—	—	472,831,641
TOTAL SECURITIES	$472,831,641	$3,210,454,355	$—	$3,683,285,996

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate